BBH TRUST
______________________________________________________

BBH Core Select
class n shares (“BBTEX”)
retail Class shares (“BBTRX”)
______________________________________________________

SUPPLEMENT DATED JANUARY 12, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 2, 2015

The following information rescinds and replaces the supplement to the Statement of Additional Information dated October 30, 2015.  It further supplements and, to the extent inconsistent therewith, supersedes certain information in the BBH Core Select Statement of Additional Information (“SAI”).  Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
______________________________________________________________________________

●	The Officer section of the Trustee and Officer Table presented in the Management section of the SAI is hereby deleted and replaced with the following:

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Date: May 27, 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Date: February 21, 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014, joined BBH&Co. in 2011; Director, Abbey Capital Ltd. (2010 – 2011).
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Date: June 28, 1959	Chief Compliance Officer (“CCO”); and Anti-Money Laundering Officer	Since 2015	Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley Smith Barney LLC (2009 -September 2015).
Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.
James D. Kerr 50 Post Office Square Boston, MA 02110 Birth Date: January 5, 1983	Assistant Secretary	Since 2015
Associate and Investor Services Assistant Counsel since 2014; joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (October 2011 – September 2013); Judicial Law Clerk, Massachusetts Court of Appeals (September 2010 to September 2011).

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●	Effective November 1, 2015, the following replaces the first paragraph of the Shareholder Servicing Agent section on pages 27-28 of the SAI:

BBH&Co. serves as the shareholder servicing agent (“Shareholder Servicing Agent”) for the Trust. Services to be performed by BBH&Co. with respect to the Fund’s shares, include among other things: answering inquiries from shareholders of and prospective investors in shares of the Fund regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Fund; assisting shareholders and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and providing such other related services as the Trust or a shareholder or prospective investor in shares of the Fund may reasonably request. For these services, BBH&Co. receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.20% of the Fund’s average daily net assets represented by shares owned during the period.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH TRUST
______________________________________________________

BBH International Equity Fund
class n shares (“BBHEX”)
class i shares (“BBHLX”)
______________________________________________________

SUPPLEMENT DATED JANUARY 12, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 2, 2015

The following information rescinds and replaces the supplement to the Statement of Additional Information dated October 30, 2015.  It further supplements and, to the extent inconsistent therewith, supersedes certain information in the BBH International Equity Fund Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in each SAI, respectively.
______________________________________________________________________________

●	The Officer section of the Trustee and Officer Table presented in the Management section of the SAI is hereby deleted and replaced with the following:

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Date: May 27, 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Date: February 21, 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014, joined BBH&Co. in 2011; Director, Abbey Capital Ltd. (2010 – 2011).
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Date: June 28, 1959	Chief Compliance Officer (“CCO”); and Anti-Money Laundering Officer	Since 2015	Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley Smith Barney LLC (2009 -September 2015).
Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.
James D. Kerr 50 Post Office Square Boston, MA 02110 Birth Date: January 5, 1983	Assistant Secretary	Since 2015
Associate and Investor Services Assistant Counsel since 2014; joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (October 2011 – September 2013); Judicial Law Clerk, Massachusetts Court of Appeals (September 2010 to September 2011).

______________________________________________________________________________

●	Effective November 1, 2015, the following replaces the first paragraph of the Shareholder Servicing Agent section on page 34 of the SAI:

BBH&Co. serves as the shareholder servicing agent (“Shareholder Servicing Agent”) for the Trust. Services to be performed by BBH&Co. with respect to the Fund’s Class N shares, include among other things: answering inquiries from shareholders of and prospective investors in Class N shares of the Fund regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Fund; assisting shareholders and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and providing such other related services as the Trust or a shareholder or prospective investor in Class N shares of the Fund may reasonably request. For these services, BBH&Co. receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.20% of the Fund’s average daily net assets represented by Class N shares owned during the period.

______________________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH TRUST
______________________________________________________

BBH Money Market Fund
Regular shares (“BBMXX”)
Institutional Shares (“BBSXX”)

______________________________________________________

SUPPLEMENT DATED JANUARY 12, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 30, 2015

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the BBH Money Market Fund Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
______________________________________________________________________________

●	The Officer section of the Trustee and Officer Table presented in the Management section of the SAI is deleted and replaced with the following:

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Date: May 27, 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Date: February 21, 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014, joined BBH&Co. in 2011; Director, Abbey Capital Ltd. (2010 – 2011).
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Date: June 28, 1959	Chief Compliance Officer (“CCO”); and Anti-Money Laundering Officer	Since 2015	Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley Smith Barney LLC (2009 -September 2015).
Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.
James D. Kerr 50 Post Office Square Boston, MA 02110 Birth Date: January 5, 1983	Assistant Secretary	Since 2015
Associate and Investor Services Assistant Counsel since 2014; joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (October 2011 – September 2013); Judicial Law Clerk, Massachusetts Court of Appeals (September 2010 to September 2011).

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH TRUST
______________________________________________________

BBH Intermediate Municipal Bond Fund
class n shares (“bbinx”)
class i shares (“bbiix”)
______________________________________________________

SUPPLEMENT DATED JANUARY 12, 2015
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 2, 2015

The following information rescinds and replaces the supplement to the Statement of Additional Information dated October 30, 2015.  It further supplements and, to the extent inconsistent therewith, supersedes certain information in the BBH Intermediate Municipal Bond Fund Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
______________________________________________________________________________

●	The Officer section of the Trustee and Officer Table presented in the Management section of the SAI is hereby deleted and replaced with the following:

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Date: May 27, 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Date: February 21, 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014, joined BBH&Co. in 2011; Director, Abbey Capital Ltd. (2010 – 2011).
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Date: June 28, 1959	Chief Compliance Officer (“CCO”); and Anti-Money Laundering Officer	Since 2015	Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley Smith Barney LLC (2009 -September 2015).
Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.
James D. Kerr 50 Post Office Square Boston, MA 02110 Birth Date: January 5, 1983	Assistant Secretary	Since 2015
Associate and Investor Services Assistant Counsel since 2014; joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (October 2011 – September 2013); Judicial Law Clerk, Massachusetts Court of Appeals (September 2010 to September 2011).

______________________________________________________________________________

●	Effective November 1, 2015, the following replaces the first paragraph of the Shareholder Servicing Agent section on page 45 of the SAI:

BBH&Co. serves as the shareholder servicing agent (“Shareholder Servicing Agent”) for the Trust. Services to be performed by BBH&Co. with respect to the Fund’s Class N shares, include among other things: answering inquiries from shareholders of and prospective investors in Class N shares of the Fund regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Fund; assisting shareholders and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and providing such other related services as the Trust or a shareholder or prospective investor in Class N shares of the Fund may reasonably request.  For these services, BBH&Co. receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.20% of the Fund’s average daily net assets represented by Class N shares owned during the period.

______________________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH TRUST
______________________________________________________

BBH Limited Duration Fund
class n shares (“BBBMX”)
class i shares (“BBBIX”)
______________________________________________________

SUPPLEMENT DATED JANUARY 12, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 2, 2015

The following information rescinds and replaces the supplement to the Statement of Additional Information dated October 30, 2015.  It further supplements and, to the extent inconsistent therewith, supersedes certain information in the BBH Limited Duration Fund Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
______________________________________________________________________________

●	The Officer section of the Trustee and Officer Table presented in the Management section of the SAI is hereby deleted and replaced with the following:

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Date: May 27, 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Date: February 21, 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014, joined BBH&Co. in 2011; Director, Abbey Capital Ltd. (2010 – 2011).
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Date: June 28, 1959	Chief Compliance Officer (“CCO”); and Anti-Money Laundering Officer	Since 2015	Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley Smith Barney LLC (2009 -September 2015).
Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.
James D. Kerr 50 Post Office Square Boston, MA 02110 Birth Date: January 5, 1983	Assistant Secretary	Since 2015
Associate and Investor Services Assistant Counsel since 2014; joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (October 2011 – September 2013); Judicial Law Clerk, Massachusetts Court of Appeals (September 2010 to September 2011).

______________________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

BBH TRUST
______________________________________________________

BBH Global Core Select
class n shares (“BBGNX”)
retail Class shares (“BBGRX”)
______________________________________________________

SUPPLEMENT DATED JANUARY 12, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 2, 2015

The following information rescinds and replaces the supplement to the Statement of Additional Information dated October 30, 2015.  It further supplements and, to the extent inconsistent therewith, supersedes certain information in the BBH Global Core Select Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
______________________________________________________________________________

●	The Officer section of the Trustee and Officer Table presented in the Management section of the SAI is hereby deleted and replaced with the following:

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Birth Date: May 27, 2973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Date: February 21, 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014, joined BBH&Co. in 2011; Director, Abbey Capital Ltd. (2010 – 2011).
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Date: June 28, 1959	Chief Compliance Officer (“CCO”); and Anti-Money Laundering Officer	Since 2015	Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley Smith Barney LLC (2009 -September 2015).
Suzan M. Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.
James D. Kerr 50 Post Office Square Boston, MA 02110 Birth Date: January 5, 1983	Assistant Secretary	Since 2015
Associate and Investor Services Assistant Counsel since 2014; joined BBH&Co. in 2013; Assistant District Attorney, Middlesex County, Massachusetts (October 2011 – September 2013); Judicial Law Clerk, Massachusetts Court of Appeals (September 2010 to September 2011).

______________________________________________________________________________

●	Effective November 1, 2015, the following replaces the first paragraph of the Shareholder Servicing Agent section on page 31 of the SAI:

BBH&Co. serves as the shareholder servicing agent (“Shareholder Servicing Agent”) for the Trust. Services to be performed by BBH&Co. with respect to the Fund’s shares, include among other things: answering inquiries from shareholders of and prospective investors in shares of the Fund regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Fund; assisting shareholders and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and providing such other related services as the Trust or a shareholder or prospective investor in shares of the Fund may reasonably request. For these services, BBH&Co. receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.20% of the Fund’s average daily net assets represented by shares owned during the period.

______________________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.